Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Liability Representing the Obligation to Make Lease Payments [Abstract]
Operating lease cost	$ 3,667	$ 5,736	$ 8,813	$ 7,308
Finance lease cost – amortization of right-of-use assets	4,118	6,010	10,298	7,715
Finance lease cost – Interest on lease liabilities	799	1,005	1,523	836
Short term lease expense	1,171	202
Variable lease cost	731	1,063	4	8
Total lease cost	$ 10,486	$ 14,016	$ 20,638	$ 15,867